Investments in equity accounted investees - Summary of Detailed Information of Investments Accounted for Using Equity Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information of Investments Accounted for Using Equity Method [Abstract]
Interest in joint ventures	$ 0	$ 16,978	$ 27,120